Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 11,968	$ 15,635
Restricted cash	96	99
Marketable equity securities	20	474
Trade receivables	211	308
Other receivables	500	531
Total current assets	12,795	17,047
Non-current assets:
ROU asset	2,235	1,802
Fixed assets, net	384	461
Total non-current assets	2,619	2,263
Total assets	15,414	19,310
Current liabilities:
Trade payables	240	136
Operating lease liability	388	468
Other accounts payable	1,580	1,548
Total current liabilities	2,208	2,152
Operating lease liability	1,694	1,163
Total liabilities	3,902	3,315
Shareholders’ equity:
Ordinary shares, no par value. Authorized 1,000,000,000 shares. Issued and outstanding: 459,778,056 shares as of June 30, 2024, and December 31, 2023.
Additional paid-in-capital	135,478	135,282
Accumulated deficit	(124,598)	(119,890)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	10,880	15,392
Non-controlling interest	632	603
Total equity	11,512	15,995
Total liabilities and shareholders’ equity	$ 15,414	$ 19,310